UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03591

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2024

Date of Reporting Period

Explanatory Note:

This Form N-CSR/A amends Form N-CSR of the registrant for the annual reporting period ended December 31, 2024, originally filed with the Securities and Exchange Commission on February 27, 2025 (Accession No. 0001193125-25-038783). The purpose of the amendment is to include Items 2 through 6 of Form N-CSR, which were inadvertently omitted from the original filing. Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

Item 1. Reports to Stockholders

Calvert VP SRI Balanced Portfolio

Class F CVPSBF

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$97	0.89%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000®Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Bond Index):

↓ The Fund’s allocations to fixed-income assets detracted from performance relative to the Index during the period

↓ An overweight position in health insurer Elevance Health Inc. ― sold from the Fund by period-end amid lower-than-expected earnings ― hurt relative returns

↓ Not owning Meta Platforms Inc. ― whose stock price rose on strong advertising revenue and user growth ― hampered Index-relative returns during the period

↓ The use of derivatives related to duration management detracted from returns relative to the Bond Index in the Fund’s fixed-income portfolio during the period

↑ The Fund’s equity and fixed-income portfolios outperformed the Index and the Bond Index, respectively, during the period

↑ The Fund’s overweight exposure to equities ― versus a 60/40 long-term strategic allocation blend ― contributed to Index-relative returns during the period

↑ An overweight position in microchip supplier NVIDIA Corp. helped returns as its stock price surged amid rising business activity in artificial intelligence

↑ Selections in investment-grade securities contributed to performance relative to the Bond Index in the Fund’s fixed-income portfolio during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class F	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,856	$9,725	$9,919	$10,210
2/15	$10,191	$10,287	$10,226	$10,114
3/15	$10,144	$10,159	$10,168	$10,161
4/15	$10,191	$10,231	$10,197	$10,124
5/15	$10,287	$10,365	$10,267	$10,100
6/15	$10,144	$10,171	$10,107	$9,990
7/15	$10,191	$10,367	$10,252	$10,059
8/15	$9,713	$9,743	$9,876	$10,045
9/15	$9,522	$9,476	$9,740	$10,113
10/15	$9,904	$10,243	$10,214	$10,114
11/15	$9,904	$10,277	$10,223	$10,088
12/15	$9,754	$10,092	$10,100	$10,055
1/16	$9,418	$9,549	$9,829	$10,193
2/16	$9,418	$9,545	$9,855	$10,266
3/16	$9,899	$10,210	$10,303	$10,360
4/16	$9,995	$10,266	$10,352	$10,400
5/16	$10,091	$10,446	$10,462	$10,402
6/16	$10,091	$10,469	$10,552	$10,589
7/16	$10,331	$10,868	$10,820	$10,656
8/16	$10,379	$10,882	$10,823	$10,644
9/16	$10,331	$10,891	$10,826	$10,638
10/16	$10,139	$10,679	$10,666	$10,556
11/16	$10,331	$11,100	$10,817	$10,307
12/16	$10,475	$11,308	$10,945	$10,321
1/17	$10,576	$11,536	$11,086	$10,341
2/17	$10,777	$11,982	$11,373	$10,411
3/17	$10,777	$11,990	$11,375	$10,406
4/17	$10,828	$12,116	$11,483	$10,486
5/17	$10,979	$12,271	$11,606	$10,567
6/17	$10,979	$12,357	$11,650	$10,556
7/17	$11,130	$12,601	$11,808	$10,601
8/17	$11,130	$12,641	$11,873	$10,696
9/17	$11,231	$12,910	$12,002	$10,645
10/17	$11,369	$13,206	$12,170	$10,652
11/17	$11,525	$13,609	$12,386	$10,638
12/17	$11,629	$13,761	$12,492	$10,687
1/18	$11,940	$14,516	$12,846	$10,564
2/18	$11,680	$13,983	$12,514	$10,464
3/18	$11,525	$13,666	$12,376	$10,531
4/18	$11,525	$13,712	$12,364	$10,452
5/18	$11,732	$14,062	$12,589	$10,527
6/18	$11,784	$14,153	$12,631	$10,514
7/18	$12,096	$14,642	$12,894	$10,516
8/18	$12,355	$15,146	$13,194	$10,584
9/18	$12,307	$15,204	$13,190	$10,516
10/18	$11,785	$14,128	$12,588	$10,433
11/18	$11,959	$14,415	$12,772	$10,495
12/18	$11,320	$13,102	$12,168	$10,688
1/19	$11,959	$14,200	$12,832	$10,801
2/19	$12,191	$14,681	$13,089	$10,795
3/19	$12,481	$14,937	$13,326	$11,003
4/19	$12,830	$15,540	$13,651	$11,005
5/19	$12,597	$14,550	$13,226	$11,201
6/19	$13,120	$15,571	$13,849	$11,341
7/19	$13,352	$15,813	$13,991	$11,366
8/19	$13,410	$15,523	$13,982	$11,661
9/19	$13,410	$15,792	$14,097	$11,599
10/19	$13,518	$16,127	$14,294	$11,634
11/19	$13,763	$16,737	$14,615	$11,628
12/19	$14,068	$17,220	$14,864	$11,620
1/20	$14,191	$17,238	$14,988	$11,843
2/20	$13,579	$15,830	$14,361	$12,056
3/20	$12,233	$13,738	$13,189	$11,985
4/20	$13,334	$15,553	$14,328	$12,198
5/20	$13,763	$16,374	$14,808	$12,255
6/20	$14,068	$16,736	$15,042	$12,332
7/20	$14,741	$17,716	$15,660	$12,517
8/20	$15,353	$19,016	$16,300	$12,416
9/20	$14,986	$18,321	$15,939	$12,409
10/20	$14,735	$17,879	$15,679	$12,353
11/20	$15,696	$19,985	$16,849	$12,475
12/20	$16,145	$20,830	$17,286	$12,492
1/21	$16,016	$20,658	$17,151	$12,402
2/21	$16,337	$21,257	$17,350	$12,223
3/21	$16,465	$22,061	$17,657	$12,071
4/21	$17,170	$23,249	$18,283	$12,166
5/21	$17,234	$23,359	$18,359	$12,206
6/21	$17,490	$23,944	$18,687	$12,291
7/21	$17,810	$24,442	$19,003	$12,429
8/21	$18,066	$25,149	$19,319	$12,405
9/21	$17,490	$23,994	$18,719	$12,298
10/21	$18,187	$25,659	$19,497	$12,294
11/21	$18,053	$25,315	$19,363	$12,331
12/21	$18,521	$26,340	$19,813	$12,299
1/22	$17,518	$24,855	$18,972	$12,034
2/22	$17,318	$24,173	$18,575	$11,900
3/22	$17,585	$24,989	$18,745	$11,569
4/22	$16,448	$22,761	$17,458	$11,130
5/22	$16,382	$22,727	$17,487	$11,202
6/22	$15,646	$20,823	$16,499	$11,026
7/22	$16,448	$22,763	$17,582	$11,296
8/22	$15,980	$21,889	$16,978	$10,977
9/22	$14,977	$19,863	$15,742	$10,502
10/22	$15,429	$21,457	$16,418	$10,366
11/22	$16,189	$22,617	$17,193	$10,748
12/22	$15,657	$21,302	$16,562	$10,699
1/23	$16,265	$22,730	$17,432	$11,028
2/23	$15,885	$22,189	$17,003	$10,743
3/23	$16,417	$22,891	$17,498	$11,016
4/23	$16,569	$23,175	$17,671	$11,083
5/23	$16,493	$23,283	$17,643	$10,962
6/23	$17,101	$24,855	$18,333	$10,923
7/23	$17,405	$25,710	$18,706	$10,915
8/23	$17,329	$25,260	$18,462	$10,846
9/23	$16,645	$24,073	$17,753	$10,570
10/23	$16,365	$23,491	$17,384	$10,403
11/23	$17,529	$25,685	$18,673	$10,874
12/23	$18,227	$26,953	$19,512	$11,291
1/24	$18,537	$27,329	$19,654	$11,260
2/24	$19,158	$28,805	$20,180	$11,101
3/24	$19,545	$29,729	$20,642	$11,203
4/24	$18,847	$28,463	$19,907	$10,920
5/24	$19,778	$29,804	$20,604	$11,105
6/24	$20,476	$30,790	$21,091	$11,210
7/24	$20,709	$31,238	$21,473	$11,472
8/24	$21,174	$31,979	$21,901	$11,637
9/24	$21,484	$32,663	$22,300	$11,793
10/24	$21,273	$32,434	$21,985	$11,500
11/24	$22,076	$34,522	$22,927	$11,622
12/24	$21,675	$33,560	$22,393	$11,432

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class F	18.91%	9.02%	8.04%
Russell 1000® Index	24.51%	14.26%	12.86%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Balanced Blended Benchmark	14.77%	8.53%	8.39%
Footnote	Description
Footnote[1]	Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Prior to 11/1/15, the fixed-income component was the Bloomberg U.S. Credit Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$443,471,835
# of Portfolio Holdings	490
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$1,722,669

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
58.1%
Corporate Bonds
10.8%
U.S. Government Agency Mortgage-Backed Securities
9.2%
Short-Term Investments
7.0%
Asset-Backed Securities
4.6%
Commercial Mortgage-Backed Securities
3.9%
U.S. Treasury Obligations
3.4%
Collateralized Mortgage Obligations
1.1%
Other†
1.9%

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.1%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	3.9%
Asset-Backed Securities	4.6%
Short-Term Investments	7.0%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Corporate Bonds	10.8%
Common Stocks	58.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.8%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
NVIDIA Corp.	4.1%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.9%
Broadcom, Inc.	2.1%
Baker Hughes Co.	1.4%
Eli Lilly & Co.	1.3%
Total	31.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPSBF-TSR-AR

Calvert VP SRI Balanced Portfolio

Class I CVPSBI

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	0.64%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000®Index (the Index), and the Bloomberg U.S. Aggregate Bond Index (the Bond Index):

↓ The Fund’s allocations to fixed-income assets detracted from performance relative to the Index during the period

↓ An overweight position in health insurer Elevance Health Inc. ― sold from the Fund by period-end amid lower-than-expected earnings ― hurt relative returns

↓ Not owning Meta Platforms Inc. ― whose stock price rose on strong advertising revenue and user growth ― hampered Index-relative returns during the period

↓ The use of derivatives related to duration management detracted from returns relative to the Bond Index in the Fund’s fixed-income portfolio during the period

↑ The Fund’s equity and fixed-income portfolios outperformed the Index and the Bond Index, respectively, during the period

↑ The Fund’s overweight exposure to equities ― versus a 60/40 long-term strategic allocation blend ― contributed to Index-relative returns during the period

↑ An overweight position in microchip supplier NVIDIA Corp. helped returns as its stock price surged amid rising business activity in artificial intelligence

↑ Selections in investment-grade securities contributed to performance relative to the Bond Index in the Fund’s fixed-income portfolio during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class I	Russell 1000® Index	Balanced Blended Benchmark	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000	$10,000
1/15	$9,854	$9,725	$9,919	$10,210
2/15	$10,244	$10,287	$10,226	$10,114
3/15	$10,195	$10,159	$10,168	$10,161
4/15	$10,244	$10,231	$10,197	$10,124
5/15	$10,341	$10,365	$10,267	$10,100
6/15	$10,146	$10,171	$10,107	$9,990
7/15	$10,244	$10,367	$10,252	$10,059
8/15	$9,756	$9,743	$9,876	$10,045
9/15	$9,561	$9,476	$9,740	$10,113
10/15	$9,951	$10,243	$10,214	$10,114
11/15	$9,951	$10,277	$10,223	$10,088
12/15	$9,810	$10,092	$10,100	$10,055
1/16	$9,467	$9,549	$9,829	$10,193
2/16	$9,467	$9,545	$9,855	$10,266
3/16	$9,957	$10,210	$10,303	$10,360
4/16	$10,055	$10,266	$10,352	$10,400
5/16	$10,153	$10,446	$10,462	$10,402
6/16	$10,153	$10,469	$10,552	$10,589
7/16	$10,399	$10,868	$10,820	$10,656
8/16	$10,448	$10,882	$10,823	$10,644
9/16	$10,399	$10,891	$10,826	$10,638
10/16	$10,202	$10,679	$10,666	$10,556
11/16	$10,399	$11,100	$10,817	$10,307
12/16	$10,538	$11,308	$10,945	$10,321
1/17	$10,640	$11,536	$11,086	$10,341
2/17	$10,897	$11,982	$11,373	$10,411
3/17	$10,897	$11,990	$11,375	$10,406
4/17	$10,949	$12,116	$11,483	$10,486
5/17	$11,103	$12,271	$11,606	$10,567
6/17	$11,103	$12,357	$11,650	$10,556
7/17	$11,257	$12,601	$11,808	$10,601
8/17	$11,257	$12,641	$11,873	$10,696
9/17	$11,360	$12,910	$12,002	$10,645
10/17	$11,501	$13,206	$12,170	$10,652
11/17	$11,713	$13,609	$12,386	$10,638
12/17	$11,819	$13,761	$12,492	$10,687
1/18	$12,084	$14,516	$12,846	$10,564
2/18	$11,819	$13,983	$12,514	$10,464
3/18	$11,713	$13,666	$12,376	$10,531
4/18	$11,713	$13,712	$12,364	$10,452
5/18	$11,872	$14,062	$12,589	$10,527
6/18	$11,978	$14,153	$12,631	$10,514
7/18	$12,296	$14,642	$12,894	$10,516
8/18	$12,508	$15,146	$13,194	$10,584
9/18	$12,512	$15,204	$13,190	$10,516
10/18	$11,978	$14,128	$12,588	$10,433
11/18	$12,156	$14,415	$12,772	$10,495
12/18	$11,504	$13,102	$12,168	$10,688
1/19	$12,156	$14,200	$12,832	$10,801
2/19	$12,393	$14,681	$13,089	$10,795
3/19	$12,749	$14,937	$13,326	$11,003
4/19	$13,046	$15,540	$13,651	$11,005
5/19	$12,808	$14,550	$13,226	$11,201
6/19	$13,342	$15,571	$13,849	$11,341
7/19	$13,579	$15,813	$13,991	$11,366
8/19	$13,698	$15,523	$13,982	$11,661
9/19	$13,638	$15,792	$14,097	$11,599
10/19	$13,749	$16,127	$14,294	$11,634
11/19	$14,061	$16,737	$14,615	$11,628
12/19	$14,311	$17,220	$14,864	$11,620
1/20	$14,499	$17,238	$14,988	$11,843
2/20	$13,811	$15,830	$14,361	$12,056
3/20	$12,499	$13,738	$13,189	$11,985
4/20	$13,561	$15,553	$14,328	$12,198
5/20	$14,061	$16,374	$14,808	$12,255
6/20	$14,374	$16,736	$15,042	$12,332
7/20	$15,061	$17,716	$15,660	$12,517
8/20	$15,686	$19,016	$16,300	$12,416
9/20	$15,311	$18,321	$15,939	$12,409
10/20	$15,055	$17,879	$15,679	$12,353
11/20	$16,037	$19,985	$16,849	$12,475
12/20	$16,495	$20,830	$17,286	$12,492
1/21	$16,364	$20,658	$17,151	$12,402
2/21	$16,691	$21,257	$17,350	$12,223
3/21	$16,822	$22,061	$17,657	$12,071
4/21	$17,542	$23,249	$18,283	$12,166
5/21	$17,607	$23,359	$18,359	$12,206
6/21	$17,935	$23,944	$18,687	$12,291
7/21	$18,197	$24,442	$19,003	$12,429
8/21	$18,524	$25,149	$19,319	$12,405
9/21	$17,935	$23,994	$18,719	$12,298
10/21	$18,647	$25,659	$19,497	$12,294
11/21	$18,442	$25,315	$19,363	$12,331
12/21	$18,988	$26,340	$19,813	$12,299
1/22	$17,964	$24,855	$18,972	$12,034
2/22	$17,759	$24,173	$18,575	$11,900
3/22	$18,032	$24,989	$18,745	$11,569
4/22	$16,871	$22,761	$17,458	$11,130
5/22	$16,803	$22,727	$17,487	$11,202
6/22	$16,051	$20,823	$16,499	$11,026
7/22	$16,871	$22,763	$17,582	$11,296
8/22	$16,393	$21,889	$16,978	$10,977
9/22	$15,368	$19,863	$15,742	$10,502
10/22	$15,829	$21,457	$16,418	$10,366
11/22	$16,605	$22,617	$17,193	$10,748
12/22	$16,062	$21,302	$16,562	$10,699
1/23	$16,760	$22,730	$17,432	$11,028
2/23	$16,294	$22,189	$17,003	$10,743
3/23	$16,837	$22,891	$17,498	$11,016
4/23	$16,993	$23,175	$17,671	$11,083
5/23	$16,915	$23,283	$17,643	$10,962
6/23	$17,536	$24,855	$18,333	$10,923
7/23	$17,846	$25,710	$18,706	$10,915
8/23	$17,846	$25,260	$18,462	$10,846
9/23	$17,070	$24,073	$17,753	$10,570
10/23	$16,784	$23,491	$17,384	$10,403
11/23	$18,050	$25,685	$18,673	$10,874
12/23	$18,763	$26,953	$19,512	$11,291
1/24	$19,080	$27,329	$19,654	$11,260
2/24	$19,713	$28,805	$20,180	$11,101
3/24	$20,109	$29,729	$20,642	$11,203
4/24	$19,475	$28,463	$19,907	$10,920
5/24	$20,346	$29,804	$20,604	$11,105
6/24	$21,059	$30,790	$21,091	$11,210
7/24	$21,296	$31,238	$21,473	$11,472
8/24	$21,851	$31,979	$21,901	$11,637
9/24	$22,167	$32,663	$22,300	$11,793
10/24	$21,952	$32,434	$21,985	$11,500
11/24	$22,771	$34,522	$22,927	$11,622
12/24	$22,443	$33,560	$22,393	$11,432

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	19.61%	9.41%	8.41%
Russell 1000® Index	24.51%	14.26%	12.86%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Balanced Blended Benchmark	14.77%	8.53%	8.39%
Footnote	Description
Footnote[1]	Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Prior to 11/1/15, the fixed-income component was the Bloomberg U.S. Credit Index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$443,471,835
# of Portfolio Holdings	490
Portfolio Turnover Rate	171%
Total Advisory Fees Paid	$1,722,669

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.1%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	3.9%
Asset-Backed Securities	4.6%
Short-Term Investments	7.0%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Corporate Bonds	10.8%
Common Stocks	58.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA	4.8%
Microsoft Corp.	4.4%
Apple, Inc.	4.3%
NVIDIA Corp.	4.1%
Amazon.com, Inc.	3.1%
Alphabet, Inc., Class C	3.1%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	2.9%
Broadcom, Inc.	2.1%
Baker Hughes Co.	1.4%
Eli Lilly & Co.	1.3%
Total	31.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPSBI-TSR-AR

Calvert VP SRI Mid Cap Portfolio

CVPSMC

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Calvert VP SRI Mid Cap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Calvert VP SRI Mid Cap Portfolio	$104	0.99%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the  Russell Midcap® Index (the Index):

↓ Security selections by the Fund ― especially in the industrials and health care sectors ― detracted from performance relative to the Index during the period

↓ Sector allocations ― particularly a lack of exposure to the energy sector and an underweight exposure to financials ― detracted from Index-relative returns

↓ An allocation to Quaker Chemical Corp., a developer of industrial chemical products, hurt returns as soft demand led to declines in company sales and prices

↓ The Fund’s allocation to Teleflex Inc., a medical technology company, detracted from returns relative to the Index as the loss of a major customer and declining market share for one key product cut into revenues during the period

↑ In contrast, security selections in the consumer discretionary and consumer staples sectors contributed to returns relative to the Index during the period

↑ The Fund’s allocation to Dorman Products Inc., a maker of aftermarket auto parts, helped returns as the company posted strong revenue and earnings growth

↑ An allocation to Motorola Solutions Inc., a maker of communications and security equipment, aided returns amid better-than-expected earnings and revenue growth

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Calvert VP SRI Mid Cap Portfolio	S&P 500® Index	Russell Midcap® Index
12/14	$10,000	$10,000	$10,000
1/15	$9,825	$9,700	$9,844
2/15	$10,690	$10,257	$10,389
3/15	$10,862	$10,095	$10,395
4/15	$10,697	$10,192	$10,301
5/15	$10,814	$10,323	$10,452
6/15	$10,862	$10,123	$10,235
7/15	$10,899	$10,335	$10,311
8/15	$10,160	$9,712	$9,767
9/15	$9,946	$9,471	$9,416
10/15	$10,362	$10,270	$9,999
11/15	$10,193	$10,301	$10,025
12/15	$9,672	$10,138	$9,756
1/16	$9,220	$9,635	$9,117
2/16	$9,264	$9,622	$9,220
3/16	$9,947	$10,275	$9,975
4/16	$9,610	$10,315	$10,081
5/16	$9,716	$10,500	$10,246
6/16	$9,635	$10,527	$10,293
7/16	$9,884	$10,915	$10,762
8/16	$9,915	$10,931	$10,736
9/16	$9,791	$10,933	$10,757
10/16	$9,632	$10,733	$10,416
11/16	$10,184	$11,131	$10,978
12/16	$10,372	$11,351	$11,102
1/17	$10,451	$11,566	$11,370
2/17	$10,718	$12,025	$11,692
3/17	$10,660	$12,039	$11,674
4/17	$10,739	$12,163	$11,764
5/17	$10,872	$12,334	$11,871
6/17	$10,898	$12,411	$11,989
7/17	$10,998	$12,667	$12,166
8/17	$10,847	$12,705	$12,071
9/17	$11,124	$12,967	$12,406
10/17	$11,226	$13,270	$12,613
11/17	$11,472	$13,677	$13,037
12/17	$11,581	$13,829	$13,158
1/18	$11,972	$14,621	$13,654
2/18	$11,519	$14,082	$13,090
3/18	$11,610	$13,724	$13,098
4/18	$11,711	$13,777	$13,078
5/18	$12,063	$14,108	$13,375
6/18	$12,183	$14,195	$13,467
7/18	$12,498	$14,724	$13,802
8/18	$12,835	$15,203	$14,231
9/18	$12,820	$15,290	$14,140
10/18	$11,833	$14,245	$12,965
11/18	$12,248	$14,535	$13,284
12/18	$11,068	$13,223	$11,966
1/19	$12,027	$14,282	$13,257
2/19	$12,619	$14,741	$13,827
3/19	$12,732	$15,027	$13,945
4/19	$13,247	$15,636	$14,476
5/19	$12,643	$14,642	$13,587
6/19	$13,420	$15,674	$14,521
7/19	$13,835	$15,899	$14,728
8/19	$13,650	$15,648	$14,309
9/19	$13,698	$15,940	$14,590
10/19	$13,713	$16,286	$14,744
11/19	$14,239	$16,877	$15,271
12/19	$14,539	$17,386	$15,621
1/20	$14,610	$17,379	$15,496
2/20	$13,368	$15,949	$14,150
3/20	$11,135	$13,979	$11,392
4/20	$12,364	$15,771	$13,028
5/20	$12,966	$16,522	$13,944
6/20	$13,120	$16,850	$14,196
7/20	$13,867	$17,801	$15,029
8/20	$14,429	$19,080	$15,557
9/20	$14,203	$18,355	$15,255
10/20	$14,243	$17,867	$15,352
11/20	$15,612	$19,823	$17,474
12/20	$16,320	$20,585	$18,292
1/21	$16,024	$20,377	$18,244
2/21	$16,790	$20,939	$19,260
3/21	$17,134	$21,856	$19,781
4/21	$17,842	$23,022	$20,789
5/21	$17,909	$23,183	$20,956
6/21	$18,020	$23,724	$21,265
7/21	$18,182	$24,288	$21,428
8/21	$18,613	$25,026	$21,973
9/21	$17,699	$23,863	$21,068
10/21	$18,432	$25,534	$22,321
11/21	$17,846	$25,357	$21,544
12/21	$18,773	$26,494	$22,424
1/22	$17,115	$25,123	$20,772
2/22	$17,160	$24,371	$20,622
3/22	$17,505	$25,276	$21,150
4/22	$16,178	$23,071	$19,521
5/22	$15,957	$23,114	$19,537
6/22	$14,645	$21,206	$17,587
7/22	$16,007	$23,161	$19,323
8/22	$15,151	$22,217	$18,717
9/22	$13,813	$20,170	$16,982
10/22	$14,817	$21,804	$18,489
11/22	$15,703	$23,022	$19,600
12/22	$15,115	$21,696	$18,541
1/23	$16,298	$23,059	$20,081
2/23	$15,895	$22,496	$19,594
3/23	$15,935	$23,322	$19,293
4/23	$15,968	$23,686	$19,191
5/23	$15,459	$23,789	$18,655
6/23	$16,338	$25,361	$20,211
7/23	$16,748	$26,176	$21,013
8/23	$16,232	$25,759	$20,284
9/23	$15,254	$24,531	$19,265
10/23	$14,595	$24,015	$18,303
11/23	$16,046	$26,208	$20,176
12/23	$16,874	$27,399	$21,735
1/24	$16,689	$27,859	$21,426
2/24	$17,417	$29,347	$22,623
3/24	$18,034	$30,291	$23,604
4/24	$17,053	$29,054	$22,329
5/24	$17,517	$30,494	$22,966
6/24	$17,404	$31,589	$22,814
7/24	$18,159	$31,973	$23,889
8/24	$18,703	$32,749	$24,373
9/24	$18,875	$33,448	$24,915
10/24	$18,439	$33,145	$24,781
11/24	$19,805	$35,090	$26,967
12/24	$18,599	$34,254	$25,070

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Calvert VP SRI Mid Cap Portfolio	10.22%	5.04%	6.40%
S&P 500® Index	25.02%	14.51%	13.09%
Russell Midcap® Index	15.34%	9.91%	9.62%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the S&P 500® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$25,440,015
# of Portfolio Holdings	60
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$139,609

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
23.3%
Financials
16.5%
Consumer Discretionary
15.3%
Information Technology
12.8%
Health Care
9.4%
Real Estate
7.6%
Utilities
5.0%
Materials
4.8%
Consumer Staples
4.4%
Short-Term Investments
0.9%

Value	Value
Short-Term Investments	0.9%
Consumer Staples	4.4%
Materials	4.8%
Utilities	5.0%
Real Estate	7.6%
Health Care	9.4%
Information Technology	12.8%
Consumer Discretionary	15.3%
Financials	16.5%
Industrials	23.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Copart, Inc.	3.1%
Tradeweb Markets, Inc., Class A	3.1%
Wyndham Hotels & Resorts, Inc.	3.0%
Motorola Solutions, Inc.	3.0%
AMETEK, Inc.	2.8%
O'Reilly Automotive, Inc.	2.7%
AptarGroup, Inc.	2.7%
Dorman Products, Inc.	2.7%
Equity LifeStyle Properties, Inc.	2.7%
Core & Main, Inc., Class A	2.6%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

CVPSMC-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR/A during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR/A during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Edward Ramos, an “independent” Director serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR/A. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2023 and December 31, 2024 for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	12/31/23	%*	12/31/24	%*
Audit Fees	$51,900	0%	$54,700	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$51,900	0%	$54,700	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 12/31/23		Fiscal Year ended 12/31/24
$	%*	$	%*
$52,836	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR/A.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
VP SRI Balanced Portfolio
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
Calvert
VP SRI Balanced Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments

Asset-Backed Securities — 5.0%

Security	Principal Amount* (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 5.117%, 9/15/32(1)	233	$ 233,513
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	98,878
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	545	544,045
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)	85	84,581
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	427	384,881
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	570,009
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	330,886
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	267,758
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	79	76,999
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	325	307,872
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	387,941
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	92,042
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	725,947
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	82	81,165
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	37	36,230
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	375	376,914
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	272	258,897
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	570	572,634
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	182	144,162
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	167	164,233
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	151	145,455
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	523	508,446
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	279	275,650
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	20	20,034
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	13	12,323
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	24	24,057
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	9	9,104
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	66	47,556
Security	Principal Amount* (000's omitted)		Value
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)		222	$ 226,732
Series 2024-1A, Class B, 7.59%, 4/20/54(1)		67	68,987
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		133	94,456
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		135	127,370
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		308	273,818
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		38	32,610
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		38	32,093
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		68	56,958
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		81	65,211
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		324	279,186
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		89	61,764
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	26,363
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)		719	703,856
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		376	347,358
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)		260	262,756
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		80	77,632
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		202	193,410
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		376	378,436
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		495	492,130
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		220	213,139
Series 2021-C, Class A, 2.18%, 10/8/31(1)		1,630	1,581,639
Series 2021-C, Class B, 2.67%, 10/8/31(1)		194	188,743
Series 2022-2, Class C, 9.36%, 10/9/29(1)		34	34,425
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)		521	523,661
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		36	35,701
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		11	10,413
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		266	245,275
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		377	379,272
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.702%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)		65	65,356
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		469	461,945
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	103,684
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		152	138,558
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		172	145,942
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		903	877,796
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)		169	169,565

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)	Value
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	100	$ 97,458
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	499	482,307
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	131	119,871
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	247	241,993
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	45	43,302
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)	100	104,333
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	215	210,092
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	115	112,082
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	233	218,366
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	262	192,228
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	445	416,035
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	410	396,113
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	267	270,641
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	484	382,620
Sunnova Sol Issuer LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	89	74,920
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	186	173,076
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	224	187,979
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	669	628,127
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	126	117,990
Theorem Funding Trust:
Series 2022-2A, Class B, 9.27%, 12/15/28(1)	70	72,066
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	29	29,235
Tricolor Auto Securitization Trust, Series 2024-3A, Class A, 5.22%, 6/15/28(1)	87	87,194
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	326	294,832
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	671,340
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	212,501
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	37	38,463
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	337	299,039
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	74	71,387
Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	187	$ 175,341
Total Asset-Backed Securities (identified cost $23,154,415)		$ 22,179,383

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 5.569%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$215	$ 215,445
Series 2021-3A, Class M1B, 5.969%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	76	76,103
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	367	351,504
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(3)	100	100,136
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(3)	182	184,798
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(3)	235	239,617
Eagle Re Ltd., Series 2021-2, Class M1C, 8.019%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	141	143,267
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	38	38,073
Series 5402, Class BZ, 6.00%, 4/25/54	16	15,621
Series 5413, Class MZ, 6.00%, 5/25/54	36	36,239
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(2)	854	855,320
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.833%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	85	98,879
Series 2020-DNA6, Class B1, 7.569%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	25	27,168
Series 2021-DNA2, Class B1, 7.969%, (30-day SOFR Average + 3.40%), 8/25/33(1)(2)	55	62,129
Series 2021-DNA2, Class B2, 10.569%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	50	59,654
Series 2022-DNA2, Class M1A, 5.869%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	141	141,428
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.033%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	52	55,873
Series 2019-R03, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	45	47,389
Series 2019-R05, Class 1B1, 8.783%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	59	61,920
Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	264	275,515
Series 2019-R07, Class 1B1, 8.083%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	97	101,044
Series 2020-R02, Class 2B1, 7.683%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	405	416,396

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2021-R01, Class 1B2, 10.569%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	$142	$ 151,200
Series 2021-R02, Class 2B1, 7.869%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	12	12,697
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	165,435
Series 2023-84, Class MW, 6.00%, 6/20/53	171	173,476
Series 2023-98, Class BW, 6.00%, 7/20/53	25	25,370
Series 2023-99, Class AL, 6.00%, 7/20/53	25	25,368
Series 2024-44, Class LM, 6.00%, 3/20/54	98	99,333
Series 2024-46, Class AL, 6.00%, 3/20/54	24	24,247
Series 2024-59, Class LG, 6.00%, 4/20/54	630	636,589
Home Re Ltd., Series 2021-1, Class M2, 7.525%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	118	119,281
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(3)	120	121,445
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(3)	100	101,293
Total Collateralized Mortgage Obligations (identified cost $5,169,177)		$5,259,252

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(4)	$695	$ 443,146
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	325	168,877
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	485	102,078
BPR Trust, Series 2022-SSP, Class A, 7.397%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	295	296,549
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.462%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	666	663,956
Series 2021-VOLT, Class C, 5.612%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	204	202,884
Series 2021-VOLT, Class D, 6.162%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	702	701,144
CSMC Trust, Series 2021-BPNY, Class A, 8.227%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	96	89,117
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.592%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	385	385,411
Series 2021-ESH, Class C, 6.212%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	528	529,678
Series 2021-ESH, Class D, 6.762%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	159	159,144
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,307,633
Series KG08, Class A2, 4.134%, 5/25/33(4)	1,499	1,420,550
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates: (continued)
Series KSG1, Class A2, 1.503%, 9/25/30	$278	$ 234,053
Series KW06, Class A2, 3.80%, 6/25/28(4)	530	514,702
Series W5FX, Class AFX, 3.214%, 4/25/28(4)	192	183,576
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(4)	454	434,530
Series 2018-M13, Class A2, 3.744%, 9/25/30(4)	1,245	1,178,726
Series 2019-M1, Class A2, 3.543%, 9/25/28(4)	382	368,200
Series 2019-M22, Class A2, 2.522%, 8/25/29	479	437,202
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	864,531
Series 2023-M1S, Class A2, 4.501%, 4/25/33(4)	848	825,645
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.933%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	441	445,959
Series 2020-01, Class M10, 8.433%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	503	512,713
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	262	272,978
Great Wolf Trust:
Series 2024-WLF2, Class A, 6.088%, (1 mo. SOFR + 1.691%), 5/15/41(1)(2)	441	443,330
Series 2024-WLF2, Class D, 7.337%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)	100	101,125
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.845%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	989	989,769
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.039%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	275	275,944
Series 2024-DPLO, Class C, 6.937%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)	265	266,606
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.738%, (1 mo. SOFR + 2.341%), 9/15/41(1)(2)	388	389,020
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	37,709
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	100	5,231
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.338%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	294	295,103
NYC Trust, Series 2024-3ELV, Class A, 6.388%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	405	408,737
ORL Trust:
Series 2024-GLKS, Class A, 5.993%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	490	491,837
Series 2024-GLKS, Class D, 7.291%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	176	176,660
Series 2024-GLKS, Class F, 8.938%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)	100	100,122
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41(1)	440	439,275
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.789%, (1 mo. SOFR + 1.392%), 5/15/39(1)(2)	421	421,436
TX Trust:
Series 2024-HOU, Class A, 5.989%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	430	429,623

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
TX Trust: (continued)
Series 2024-HOU, Class E, 8.784%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)	$78	$ 78,166
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(4)	422	442,680
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(4)	450	318,223
Total Commercial Mortgage-Backed Securities (identified cost $20,491,430)		$ 18,853,578

Common Stocks — 63.5%

Security	Shares	Value
Aerospace & Defense — 0.6%
HEICO Corp.	11,300	$ 2,686,462
		$ 2,686,462
Automobiles — 0.3%
Tesla, Inc.(5)	3,400	$ 1,373,056
		$ 1,373,056
Biotechnology — 1.1%
AbbVie, Inc.	27,500	$ 4,886,750
		$ 4,886,750
Broadline Retail — 3.4%
Amazon.com, Inc.(5)	67,880	$14,892,193
		$14,892,193
Building Products — 0.7%
Carrier Global Corp.	44,900	$3,064,874
		$3,064,874
Capital Markets — 4.6%
Blue Owl Capital, Inc.	190,400	$4,428,704
Intercontinental Exchange, Inc.	25,200	3,755,052
S&P Global, Inc.	8,600	4,283,058
Stifel Financial Corp.	29,700	3,150,576
Tradeweb Markets, Inc., Class A	35,503	4,648,053
		$20,265,443
Chemicals — 0.4%
Linde PLC	4,600	$1,925,882
		$1,925,882
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	17,600	$3,019,808
		$3,019,808
Security	Shares	Value
Communications Equipment — 0.4%
Arista Networks, Inc.(5)	14,400	$ 1,591,632
		$ 1,591,632
Consumer Staples Distribution & Retail — 2.3%
BJ's Wholesale Club Holdings, Inc.(5)	53,400	$ 4,771,290
Walmart, Inc.	59,400	5,366,790
		$ 10,138,080
Containers & Packaging — 0.6%
AptarGroup, Inc.	17,239	$ 2,708,247
		$2,708,247
Electrical Equipment — 1.0%
AMETEK, Inc.	23,400	$4,218,084
		$4,218,084
Energy — 0.0%(6)
Enviva LLC(5)(7)	2,821	$49,369
		$49,369
Energy Equipment & Services — 1.6%
Baker Hughes Co.	167,900	$6,887,258
		$6,887,258
Entertainment — 1.5%
Netflix, Inc.(5)	5,700	$5,080,524
Spotify Technology SA(5)	3,700	1,655,306
		$6,735,830
Financial Services — 2.6%
Mr. Cooper Group, Inc.(5)	18,300	$1,756,983
Shift4 Payments, Inc., Class A(5)(8)	37,700	3,912,506
Visa, Inc., Class A	19,000	6,004,760
		$11,674,249
Ground Transportation — 0.8%
Uber Technologies, Inc.(5)	62,100	$3,745,872
		$3,745,872
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	24,500	$2,771,195
Edwards Lifesciences Corp.(5)	40,900	3,027,827
Intuitive Surgical, Inc.(5)	6,900	3,601,524
		$9,400,546
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	9,900	$5,008,014
		$5,008,014

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc., Class A	12,300	$ 3,430,962
		$ 3,430,962
Insurance — 2.1%
Allstate Corp.	29,700	$ 5,725,863
Arthur J. Gallagher & Co.	13,000	3,690,050
		$ 9,415,913
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A	31,400	$ 5,944,020
Alphabet, Inc., Class C	77,900	14,835,276
		$20,779,296
IT Services — 0.8%
Gartner, Inc.(5)	7,300	$3,536,631
		$3,536,631
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	6,218	$3,234,790
		$3,234,790
Machinery — 0.6%
Parker-Hannifin Corp.	4,200	$2,671,326
		$2,671,326
Media — 0.9%
Comcast Corp., Class A	60,100	$2,255,553
Trade Desk, Inc., Class A(5)	14,200	1,668,926
		$3,924,479
Multi-Utilities — 0.5%
Sempra	24,800	$2,175,456
		$2,175,456
Pharmaceuticals — 1.5%
Eli Lilly & Co.	8,400	$6,484,800
		$6,484,800
Professional Services — 2.1%
Automatic Data Processing, Inc.	9,200	$2,693,116
Booz Allen Hamilton Holding Corp.	10,200	1,312,740
TransUnion	59,600	5,525,516
		$9,531,372
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(5)	38,700	$2,770,533
FirstService Corp.	23,500	4,253,970
		$7,024,503
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 8.6%
Analog Devices, Inc.	16,300	$ 3,463,098
Broadcom, Inc.	44,190	10,245,009
Lam Research Corp.	63,600	4,593,828
NVIDIA Corp.	148,400	19,928,636
		$ 38,230,571
Software — 6.4%
Fair Isaac Corp.(5)	1,853	$ 3,689,193
Microsoft Corp.	50,393	21,240,650
Palo Alto Networks, Inc.(5)	18,600	3,384,456
		$28,314,299
Specialty Retail — 1.7%
Burlington Stores, Inc.(5)	14,200	$4,047,852
TJX Cos., Inc.	30,700	3,708,867
		$7,756,719
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	83,088	$20,806,897
		$20,806,897
Total Common Stocks (identified cost $153,108,631)		$281,589,663

Corporate Bonds — 11.8%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese U.S. Holdings LLC, 6.80%, 11/15/30	285	$ 295,153
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(8)	410	404,292
South32 Treasury Ltd., 4.35%, 4/14/32(1)	48	44,012
		$ 743,457
Communications — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,153	$ 867,304
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)(8)	44	45,337
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	50	50,062
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	185	134,756
SES SA, 5.30%, 4/4/43(1)	109	79,698
		$1,177,157
Consumer, Cyclical — 1.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	290	$288,793
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	245	238,896
5.308%, 10/20/31(1)	150	146,547

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	100	$ 99,404
4.75%, 10/20/28(1)	400	394,771
Ford Motor Co., 4.75%, 1/15/43	45	35,517
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	265	264,909
5.303%, 9/6/29	200	196,115
7.122%, 11/7/33	159	166,026
7.35%, 11/4/27	356	372,877
7.35%, 3/6/30	518	548,769
General Motors Financial Co., Inc.:
4.30%, 4/6/29	50	48,325
5.60%, 6/18/31	315	316,730
5.80%, 1/7/29	120	122,475
5.95%, 4/4/34	400	402,291
Hyundai Capital America:
5.30%, 6/24/29(1)	145	145,514
5.70%, 6/26/30(1)	40	40,664
6.20%, 9/21/30(1)	25	26,041
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(8)	373	341,209
4.375%, 1/15/31(1)(8)	60	54,621
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	50	46,208
WarnerMedia Holdings, Inc., 4.279%, 3/15/32(8)	632	557,090
		$4,853,792
Consumer, Non-cyclical — 0.8%
AbbVie, Inc., 5.50%, 3/15/64	216	$206,430
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	584	554,038
Bristol-Myers Squibb Co., 5.65%, 2/22/64	411	395,923
Centene Corp.:
2.50%, 3/1/31	225	186,250
2.625%, 8/1/31	25	20,604
3.375%, 2/15/30	199	177,370
4.25%, 12/15/27	257	249,148
Conservation Fund, 3.474%, 12/15/29	285	262,025
CVS Pass-Through Trust, 6.036%, 12/10/28	198	199,534
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	391,627
Ford Foundation, 2.415%, 6/1/50	435	256,131
Kroger Co., 5.00%, 9/15/34	194	188,001
LifePoint Health, Inc., 10.00%, 6/1/32(1)	50	50,900
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	266,580
3.00%, 10/15/30(1)	77	66,679
5.20%, 4/1/29(1)	45	44,099
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(8)	40	39,878
		$3,555,217
Security	Principal Amount* (000’s omitted)		Value
Energy — 0.3%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		200	$ 185,300
6.45%, 3/5/34(1)		200	197,858
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		369	341,407
5.00%, 1/31/28(1)		460	443,554
			$ 1,168,119
Financial — 6.9%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		484	$487,500
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		60	59,564
Ally Financial, Inc.:
4.70% to 5/15/26(8)(9)(10)		135	126,399
5.543% to 1/17/30, 1/17/31(9)		299	294,900
6.184% to 7/26/34, 7/26/35(9)		343	339,256
6.848% to 1/3/29, 1/3/30(9)		215	222,978
6.992% to 6/13/28, 6/13/29(9)		35	36,476
American Assets Trust LP, 3.375%, 2/1/31		84	73,122
American National Group, Inc.:
5.75%, 10/1/29		300	300,574
6.144%, 6/13/32(1)(8)		70	68,931
Andrew W. Mellon Foundation, 0.947%, 8/1/27		335	306,183
Apollo Debt Solutions BDC, 6.70%, 7/29/31(1)		113	116,102
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(11)	EUR	100	123,123
Banco Santander SA:
5.294%, 8/18/27		200	201,294
5.439%, 7/15/31		200	199,706
6.35%, 3/14/34		600	608,700
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28(9)		860	824,780
3.824% to 1/20/27, 1/20/28(9)		581	569,423
5.468% to 1/23/34, 1/23/35(9)		217	217,336
5.933% to 9/15/26, 9/15/27(9)		370	376,684
BBVA Bancomer SA:
1.875%, 9/18/25(1)		262	255,880
5.125% to 1/18/28, 1/18/33(1)(9)		500	465,483
8.125% to 1/8/34, 1/8/39(1)(9)		451	460,422
Blackstone Private Credit Fund, 6.25%, 1/25/31		45	45,779
Blue Owl Credit Income Corp., 6.65%, 3/15/31		85	86,556
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	617,735
BNP Paribas SA:
7.75% to 8/16/29(1)(9)(10)		420	430,406
9.25% to 11/17/27(1)(9)(10)		200	213,961
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(9)		250	251,388
Broadstone Net Lease LLC, 2.60%, 9/15/31		24	19,837
Brookfield Finance, Inc.:
5.675%, 1/15/35		552	556,300
6.30% to 10/15/34, 1/15/55(9)		393	385,262

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(9)	200	$ 201,953
6.84% to 9/13/33, 9/13/34(1)(9)	441	469,214
Capital One Financial Corp., 4.20%, 10/29/25	190	188,834
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(8)(9)	630	661,766
CI Financial Corp., 3.20%, 12/17/30	489	416,013
Citigroup, Inc., 4.00% to 12/10/25(9)(10)	310	302,598
COPT Defense Properties LP, 2.90%, 12/1/33	546	438,902
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(9)	688	691,205
6.316% to 10/3/28, 10/3/29(1)(9)	250	258,407
Enact Holdings, Inc., 6.25%, 5/28/29	660	672,977
EPR Properties:
3.60%, 11/15/31	100	87,541
3.75%, 8/15/29	617	572,418
4.95%, 4/15/28	419	412,290
Essent Group Ltd., 6.25%, 7/1/29	280	286,034
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	877	753,177
6.75%, 3/15/54(1)	313	318,070
7.95%, 6/15/33(1)	217	240,417
7.95% to 7/15/29, 10/15/54(1)(9)	374	392,140
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	1,161	1,131,264
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	156	151,269
3.75%, 9/15/30(1)(8)	133	117,297
Huntington Bancshares, Inc., 6.141% to 8/18/34, 11/18/39(9)	68	67,957
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	203,461
8.248% to 11/21/32, 11/21/33(1)(9)	488	547,672
Jefferies Financial Group, Inc., 6.20%, 4/14/34	590	608,374
JPMorgan Chase & Co.:
5.581% to 4/22/29, 4/22/30(9)	859	876,226
5.766% to 4/22/34, 4/22/35(9)	189	193,412
KeyBank NA, 5.00%, 1/26/33	500	479,751
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	314	298,996
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	347	329,164
6.00%, 5/20/34	88	89,651
Marex Group PLC, 6.404%, 11/4/29	338	341,578
Nuveen LLC, 5.85%, 4/15/34(1)	401	406,025
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	105	112,537
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	557	485,661
Societe Generale SA, 5.634% to 1/19/29, 1/19/30(1)(9)	582	581,174
Stifel Financial Corp., 4.00%, 5/15/30	266	251,256
Swedbank AB:
5.407%, 3/14/29(1)	203	204,817
6.136%, 9/12/26(1)	437	446,557
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Synchrony Bank, 5.40%, 8/22/25	362	$ 362,549
Synchrony Financial, 4.50%, 7/23/25	450	448,337
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	250	244,187
5.625%, 2/15/28	494	495,035
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(9)	69	69,547
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	240	230,601
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)	887	926,756
TPG Operating Group II LP, 5.875%, 3/5/34	495	506,597
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(9)	1,097	1,106,718
5.85% to 10/21/32, 10/21/33(9)	333	340,460
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	219	188,366
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(9)	430	421,772
5.459% to 6/30/30, 6/30/35(1)(9)	200	193,318
5.861% to 6/19/27, 6/19/32(1)(9)	200	200,417
Ventas Realty LP, 5.625%, 7/1/34	399	401,953
		$30,766,708
Government - Multinational — 1.2%
Asian Development Bank, 3.125%, 9/26/28	540	$517,645
European Investment Bank:
1.625%, 5/13/31	925	776,774
2.375%, 5/24/27	1,026	979,635
2.875%, 6/13/25(1)	1,892	1,879,791
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,186,265
		$5,340,110
Industrial — 0.2%
Arrow Electronics, Inc., 5.15%, 8/21/29	303	$301,885
MasTec, Inc., 5.90%, 6/15/29	291	296,450
Seaspan Corp., 5.50%, 8/1/29(1)	52	48,613
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	346	342,365
		$989,313
Technology — 0.7%
Concentrix Corp., 6.60%, 8/2/28(8)	1,301	$1,333,636
Intel Corp., 4.90%, 8/5/52	601	474,890
Kyndryl Holdings, Inc.:
3.15%, 10/15/31(8)	94	81,538
6.35%, 2/20/34(8)	577	600,601
Seagate HDD Cayman, 9.625%, 12/1/32	383	431,886
		$2,922,551
Utilities — 0.1%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	176	$150,342
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	214	193,809

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	$ 322,155
		$ 666,306
Total Corporate Bonds (identified cost $53,426,571)		$ 52,182,730

Miscellaneous — 0.0%

Security	Shares	Value
Miscellaneous — 0.0%
Enviva LLC, escrow certificates(5)	76,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	13,079	$ 162,441
Series A2, 6.375%	12,000	163,200
		$ 325,641
Wireless Telecommunication Services — 0.0%(6)
U.S. Cellular Corp.:
5.50%	9,547	$ 213,662
6.25%(8)	841	19,444
		$233,106
Total Preferred Stocks (identified cost $902,815)		$558,747

Senior Floating-Rate Loans — 0.8%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.1%
Covanta Holding Corp.:
Term Loan, 11/30/28(13)	$211	$ 211,532
Term Loan, 11/30/28(13)	12	11,559
Term Loan, 11/30/28(13)	1	1,435
Term Loan, 11/30/28(13)	26	26,255
		$ 250,781
Borrower/Description	Principal Amount (000's omitted)	Value
Construction & Engineering — 0.0%(6)
APi Group DE, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 1/3/29	$239	$ 239,274
		$ 239,274
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28	$249	$ 249,909
		$ 249,909
Insurance — 0.1%
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28	$249	$ 249,749
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/22/29	298	298,389
		$548,138
IT Services — 0.1%
Informatica LLC, Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28	$299	$300,331
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	249	251,187
		$551,518
Machinery — 0.1%
Gates Global LLC, Term Loan, 6/4/31(13)	$300	$300,995
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	249	250,867
		$551,862
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/24/31	$249	$249,327
		$249,327
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 9/21/28	$249	$250,117
Epicor Software Corp., Term Loan, 5/30/31(13)	250	252,096
		$502,213
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 4/23/31(13)	$250	$251,563
		$251,563
Total Senior Floating-Rate Loans (identified cost $3,391,652)		$3,394,585

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$1,526	$ 1,443,366
4.375%, 2/28/34	193	189,284
Total Sovereign Government Bonds (identified cost $1,705,426)		$ 1,632,650

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 337,147
New York City, NY, 5.206%, 10/1/31(14)	470	466,014
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	245,202
		$ 1,048,363
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 394,122
Social Bonds, 2.484%, 6/1/27	290	277,081
Social Bonds, 2.534%, 6/1/28	360	337,316
Social Bonds, 2.584%, 6/1/29	200	183,816
Social Bonds, 2.984%, 6/1/33	220	190,214
		$1,382,549
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$111,665
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	148,021
Green Bonds, 2.184%, 9/1/31	140	119,250
Green Bonds, 2.264%, 9/1/32	125	104,244
Green Bonds, 2.344%, 9/1/33	135	110,364
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	123,492
Green Bonds, 1.701%, 5/1/31	130	108,216
		$825,252
Total Taxable Municipal Obligations (identified cost $3,680,136)		$3,256,164

U.S. Government Agencies and Instrumentalities — 0.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$220	$ 190,469
3.485%, 8/1/35	125	107,354
3.585%, 8/1/37	225	190,903
U.S. International Development Finance Corp., 3.52%, 9/20/32	244	232,409
Total U.S. Government Agencies and Instrumentalities (identified cost $856,715)		$ 721,135

U.S. Government Agency Mortgage-Backed Securities — 10.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$74	$ 66,491
6.00%, 6/1/53	71	71,864
6.50%, 8/1/53	782	799,837
Federal National Mortgage Association:
2.00%, 4/1/51	181	143,836
2.68%, 7/1/26	328	318,846
3.00%, 11/1/49	228	196,107
4.00%, with various maturities to 2048	459	425,423
5.50%, 7/1/53	915	904,162
7.00%, 6/1/53	99	104,152
Government National Mortgage Association II:
2.50%, with various maturities to 2051	634	523,511
6.00%, with various maturities to 2053	292	297,762
6.50%, 6/20/53	320	330,236
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(15)	1,521	1,430,116
5.00%, 30-Year, TBA(15)	14,726	14,204,221
5.50%, 30-Year, TBA(15)	23,353	23,034,632
6.00%, 30-Year, TBA(15)	1,775	1,783,182
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $45,615,714)		$44,634,378

U.S. Treasury Obligations — 3.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$521	$ 254,233
1.875%, 2/15/41	481	322,424
1.875%, 2/15/51	79	43,949
1.875%, 11/15/51	368	203,068
2.00%, 11/15/41	795	534,229
2.00%, 8/15/51	338	193,229

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.25%, 2/15/52	$523	$ 317,207
2.375%, 2/15/42	7,519	5,355,549
2.875%, 5/15/52	275	192,381
3.00%, 5/15/47	13	9,612
3.00%, 8/15/52	127	91,153
3.125%, 5/15/48	52	38,966
3.625%, 2/15/53	292	237,339
3.625%, 5/15/53	249	202,491
3.875%, 2/15/43	327	288,649
3.875%, 5/15/43	1	880
4.00%, 11/15/42	43	38,707
4.00%, 11/15/52	278	242,255
4.25%, 2/15/54	185	168,824
4.50%, 2/15/44	148	141,308
4.625%, 5/15/44	112	108,614
5.375%, 2/15/31	73	76,569
6.25%, 5/15/30	13	14,132
U.S. Treasury Notes:
0.375%, 12/31/25(8)	475	457,434
1.00%, 7/31/28	30	26,712
1.25%, 3/31/28	581	527,804
1.25%, 4/30/28	1,022	926,112
1.25%, 6/30/28	303	273,068
1.375%, 10/31/28	189	169,315
1.875%, 2/15/32	107	90,030
3.125%, 8/31/27	1,146	1,113,176
3.375%, 5/15/33	156	143,397
3.50%, 1/31/28	631	616,647
3.625%, 5/15/26	23	22,814
3.625%, 5/31/28	75	73,370
3.75%, 12/31/28	83	81,156
3.875%, 9/30/29	7	6,849
3.875%, 8/15/33	71	67,594
4.00%, 2/15/34	527	504,693
4.125%, 7/31/28	60	59,597
4.125%, 11/15/32	43	41,951
4.375%, 8/31/28	151	151,144
4.625%, 6/30/25(8)	900	902,210
4.625%, 9/15/26	153	153,935
4.875%, 5/31/26	819	825,909
Total U.S. Treasury Obligations (identified cost $18,234,527)		$16,310,685

Short-Term Investments — 7.6%
Affiliated Fund — 6.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(16)	27,218,723	$ 27,218,723
Total Affiliated Fund (identified cost $27,218,723)		$ 27,218,723

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(17)	3,138,470	$ 3,138,470
Total Securities Lending Collateral (identified cost $3,138,470)		$ 3,138,470
U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/6/25	$3,410	$ 3,396,034
Total U.S. Treasury Obligations (identified cost $3,394,943)		$ 3,396,034
Total Short-Term Investments (identified cost $33,752,136)		$ 33,753,227
Total Investments — 109.2% (identified cost $363,489,345)		$484,326,177
Other Assets, Less Liabilities — (9.2)%		$(40,854,342)
Net Assets — 100.0%		$443,471,835

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $55,429,899 or 12.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2024.
(5)	Non-income producing security.
(6)	Amount is less than 0.05%.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

(7)	Restricted security. Total market value of restricted securities amounts to $49,369, which represents less than 0.05% of the net assets of the Fund as of December 31, 2024.
(8)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $5,693,358.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2024, the aggregate value of these securities is $123,123 or less than 0.05% of the Fund's net assets.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	97,160	CAD	133,500	Credit Agricole Corporate and Investment Bank	1/17/25	$4,237	$ —
USD	115,218	EUR	105,556	Credit Agricole Corporate and Investment Bank	1/17/25	5,817	—
						$10,054	$ —

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Schedule of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	97	Long	3/31/25	$19,944,109	$5,529
U.S. 5-Year Treasury Note	199	Long	3/31/25	21,154,633	(66,408)
U.S. 10-Year Treasury Note	15	Long	3/20/25	1,631,250	(15,169)
U.S. Long Treasury Bond	30	Long	3/20/25	3,415,313	(76,094)
U.S. Ultra-Long Treasury Bond	3	Long	3/20/25	356,719	(15,412)
U.S. 10-Year Treasury Note	(3)	Short	3/20/25	(326,250)	2,757
U.S. Ultra 10-Year Treasury Note	(49)	Short	3/20/25	(5,454,313)	74,320
U.S. Ultra-Long Treasury Bond	(6)	Short	3/20/25	(713,438)	17,947
					$(72,530)
Restricted Securities
Description	Acquisition Date	Cost
Enviva LLC	12/6/24	$19,916

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $336,270,622) - including $5,693,358 of securities on loan	$457,107,454
Investments in securities of affiliated issuers, at value (identified cost $27,218,723)	27,218,723
Receivable for open forward foreign currency exchange contracts	10,054
Cash denominated in foreign currency, at value (cost $119)	118
Deposits at broker for futures contracts	803,000
Deposits for forward commitment securities	720,000
Receivable for investments sold	2,501,986
Receivable for capital shares sold	65,991
Dividends and interest receivable	1,296,250
Dividends receivable - affiliated	100,966
Securities lending income receivable	1,180
Tax reclaims receivable	28,052
Directors' deferred compensation plan	83,044
Total assets	$489,936,818
Liabilities
Payable for variation margin on open futures contracts	$16,642
Due to custodian	328,123
Payable for investments purchased	1,054,500
Payable for forward commitment securities	41,217,421
Payable for capital shares redeemed	236,849
Deposits for securities loaned	3,138,470
Payable to affiliates:
Investment advisory fee	153,785
Administrative fee	45,957
Distribution fees	6,037
Sub-transfer agency fee	331
Directors' deferred compensation plan	83,044
Accrued expenses	183,824
Total liabilities	$46,464,983
Net Assets	$443,471,835
Sources of Net Assets
Paid-in capital	$292,209,332
Distributable earnings	151,262,503
Net Assets	$443,471,835
Class I Shares
Net Assets	$415,402,353
Shares Outstanding	151,829,649
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.74
Class F Shares
Net Assets	$28,069,482
Shares Outstanding	10,379,402
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.70

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $11,095)	$2,370,285
Dividend income - affiliated issuers	621,419
Interest income	7,043,261
Interest income - affiliated issuers	20,257
Securities lending income, net	11,417
Other income	9,842
Total investment income	$10,076,481
Expenses
Investment advisory fee	$1,740,888
Administrative fee	509,528
Distribution fees:
Class F	55,597
Directors' fees and expenses	26,348
Custodian fees	23,960
Transfer agency fees and expenses	147,660
Accounting fees	145,076
Professional fees	62,188
Reports to shareholders	30,946
Miscellaneous	27,581
Total expenses	$2,769,772
Waiver and/or reimbursement of expenses by affiliates	$(18,219)
Net expenses	$2,751,553
Net investment income	$7,324,928
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$24,948,230
Investment securities - affiliated issuers	2,838
Futures contracts	(341,926)
Foreign currency transactions	295
Forward foreign currency exchange contracts	1,021
Net realized gain	$24,610,458
Change in unrealized appreciation (depreciation):
Investment securities	$43,582,850
Investment securities - affiliated issuers	14,963
Futures contracts	(953,145)
Foreign currency	(21)
Forward foreign currency exchange contracts	15,989
Net change in unrealized appreciation (depreciation)	$42,660,636
Net realized and unrealized gain	$67,271,094
Net increase in net assets from operations	$74,596,022

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,324,928	$7,287,773
Net realized gain	24,610,458	6,433,267
Net change in unrealized appreciation (depreciation)	42,660,636	45,295,559
Net increase in net assets from operations	$74,596,022	$59,016,599
Distributions to shareholders:
Class I	$(13,995,684)	$(7,236,515)
Class F	(846,549)	(346,178)
Total distributions to shareholders	$(14,842,233)	$(7,582,693)
Capital share transactions:
Class I	$(21,223,644)	$(23,660,538)
Class F	7,632,897	2,249,415
Net decrease in net assets from capital share transactions	$(13,590,747)	$(21,411,123)
Net increase in net assets	$46,163,042	$30,022,783
Net Assets
At beginning of year	$397,308,793	$367,286,010
At end of year	$443,471,835	$397,308,793

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Financial Highlights

	Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$2.37	$2.07	$2.78	$2.52	$2.29
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.04	$0.04	$0.03	$0.03
Net realized and unrealized gain (loss)	0.42	0.31	(0.48)	0.34	0.31
Total income (loss) from operations	$0.47	$0.35	$(0.44)	$0.37	$0.34
Less Distributions
From net investment income	$(0.05)	$(0.04)	$(0.03)	$(0.03)	$(0.04)
From net realized gain	(0.05)	(0.01)	(0.24)	(0.08)	(0.07)
Total distributions	$(0.10)	$(0.05)	$(0.27)	$(0.11)	$(0.11)
Net asset value — End of year	$2.74	$2.37	$2.07	$2.78	$2.52
Total Return(2)	19.61%	16.82%	(15.41)%	15.12%	15.26%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$415,402	$379,730	$354,044	$445,917	$408,223
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.64%	0.65%	0.64%	0.63%	0.63%
Net expenses	0.64%(4)	0.65%(4)	0.64%(4)	0.63%	0.63%
Net investment income	1.74%	1.92%	1.55%	1.04%	1.39%
Portfolio Turnover	171%(5)	119%(5)	84%(5)	93%(5)	104%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(5)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Financial Highlights — continued

	Class F
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$2.35	$2.06	$2.77	$2.52	$2.30
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.04	$0.03	$0.02	$0.03
Net realized and unrealized gain (loss)	0.41	0.30	(0.47)	0.34	0.30
Total income (loss) from operations	$0.45	$0.34	$(0.44)	$0.36	$0.33
Less Distributions
From net investment income	$(0.05)	$(0.04)	$(0.03)	$(0.03)	$(0.04)
From net realized gain	(0.05)	(0.01)	(0.24)	(0.08)	(0.07)
Total distributions	$(0.10)	$(0.05)	$(0.27)	$(0.11)	$(0.11)
Net asset value — End of year	$2.70	$2.35	$2.06	$2.77	$2.52
Total Return(2)	18.91%	16.42%	(15.47)%	14.72%	14.76%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,069	$17,579	$13,242	$13,003	$7,896
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.89%	0.90%	0.89%	0.88%	0.88%
Net expenses	0.89%(4)	0.90%(4)	0.89%(4)	0.88%	0.88%
Net investment income	1.48%	1.67%	1.31%	0.79%	1.13%
Portfolio Turnover	171%(5)	119%(5)	84%(5)	93%(5)	104%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
(5)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$22,179,383	$ —	$22,179,383
Collateralized Mortgage Obligations	—	5,259,252	—	5,259,252
Commercial Mortgage-Backed Securities	—	18,853,578	—	18,853,578
Common Stocks	281,540,294(1)	—	—	281,540,294
Common Stocks – Energy	—	49,369	—	49,369
Corporate Bonds	—	52,182,730	—	52,182,730
Preferred Stocks	558,747	—	—	558,747
Senior Floating-Rate Loans	—	3,394,585	—	3,394,585
Miscellaneous	—	0	—	0
Sovereign Government Bonds	—	1,632,650	—	1,632,650
Taxable Municipal Obligations	—	3,256,164	—	3,256,164
U.S. Government Agencies and Instrumentalities	—	721,135	—	721,135
U.S. Government Agency Mortgage-Backed Securities	—	44,634,378	—	44,634,378
U.S. Treasury Obligations	—	16,310,685	—	16,310,685
Short-Term Investments:
Affiliated Fund	27,218,723	—	—	27,218,723
Securities Lending Collateral	3,138,470	—	—	3,138,470
U.S. Treasury Obligations	—	3,396,034	—	3,396,034
Total Investments	$312,456,234	$171,869,943	$ —	$484,326,177
Forward Foreign Currency Exchange Contracts	$ —	$10,054	$ —	$10,054
Futures Contracts	100,553	—	—	100,553
Total	$312,556,787	$171,879,997	$ —	$484,436,784
Liability Description
Futures Contracts	$(173,083)	$ —	$ —	$(173,083)
Total	$(173,083)	$ —	$ —	$(173,083)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements — continued

includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
J  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
K  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
L  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements — continued

enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
M  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
N  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
O  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.360%
Over $1 billion	0.325%
For the year ended December 31, 2024, the investment advisory fee amounted to $1,740,888 or 0.41% of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $18,219 relating to the Fund's investment in the Liquidity Fund.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $509,528.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the year ended December 31, 2024 amounted to $55,597 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $916 and are included in transfer agency fees and expenses on the Statement of Operations.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements — continued

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $145,440, and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $159,824,208 and $190,445,230, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $584,758,100 and $577,450,711, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$7,310,353	$6,117,310
Long-term capital gains	$7,531,880	$1,465,383
During the year ended December 31, 2024, distributable earnings was increased by $6,387 and paid-in capital was decreased by $6,387 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$7,260,330
Undistributed long-term capital gains	23,606,733
Net unrealized appreciation	120,395,440
Distributable earnings	$151,262,503
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements — continued

Aggregate cost	$363,930,728
Gross unrealized appreciation	$130,930,838
Gross unrealized depreciation	(10,535,389)
Net unrealized appreciation	$120,395,449
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2024 is included in the Schedule of Investments. At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the year ended December 31, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the year ended December 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At December 31, 2024, the Fund had no open derivatives with credit-related contingent features in a net liability position.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At December 31, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements — continued

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$10,054	$ —
Interest rate	Futures contracts	Distributable earnings	100,553(1)	(173,083)(1)
Total			$110,607	$(173,083)
Derivatives not subject to master netting agreements			$100,553	$(173,083)
Total Derivatives subject to master netting agreements			$10,054	$ —

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of December 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Credit Agricole Corporate and Investment Bank	$10,054	$ —	$ —	$ —	$10,054

(a)	In some instances, the total collateral received may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2024 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$1,021	$ —	$1,021
Futures contracts	—	(341,926)	(341,926)
Total	$1,021	$(341,926)	$(340,905)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$15,989	$ —	$15,989
Futures contracts	—	(953,145)	(953,145)
Total	$15,989	$(953,145)	$(937,156)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended December 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$38,423,000	$6,458,000	$212,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements — continued

7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan, including accrued interest, was $5,734,755 and the total value of collateral received was $5,876,292, comprised of cash of $3,138,470 and U.S. government and/or agencies securities of $2,737,822.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$1,991,098	$ —	$ —	$ —	$1,991,098
Preferred Stocks	19,552	—	—	—	19,552
U.S. Treasury Obligations	1,127,820	—	—	—	1,127,820
Total	$3,138,470	$ —	$ —	$ —	$3,138,470
The carrying amount of the liability for deposits for securities loaned at December 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements — continued

9  Affiliated Investments
At December 31, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $27,218,723, which represents 6.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 400,116	$ —	$ (408,506)	$ —	$ 8,390	$ —	$ 11,224	$ —
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36	181,503	—	(187,000)	2,838	2,621	—	5,667	—
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	96,048	—	(100,000)	—	3,952	—	3,366	—
Short-Term Investments
Liquidity Fund	12,445,046	119,637,211	(104,863,534)	—	—	27,218,723	621,419	27,218,723
Total				$2,838	$14,963	$27,218,723	$641,676

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Notes to Financial Statements — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	8,220,650	$21,641,323	7,134,330	$15,738,473
Reinvestment of distributions	5,164,460	13,995,684	3,304,345	7,236,515
Shares redeemed	(21,815,049)	(56,860,651)	(21,053,089)	(46,635,526)
Net decrease	(8,429,939)	$(21,223,644)	(10,614,414)	$(23,660,538)
Class F
Shares sold	4,277,203	$11,301,670	2,410,539	$5,259,134
Reinvestment of distributions	315,876	846,549	159,529	346,178
Shares redeemed	(1,697,324)	(4,515,322)	(1,515,013)	(3,355,897)
Net increase	2,895,755	$7,632,897	1,055,055	$2,249,415
At December 31, 2024, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 69.7%.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Series, Inc. and Shareholders of Calvert VP SRI Balanced Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert VP SRI Balanced Portfolio (the “Fund”) (one of the funds constituting Calvert Variable Series, Inc.), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
VP SRI Balanced Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Fund designates approximately $2,304,076, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 34.90% qualifies for the corporate dividends received deduction.
163(j) Interest Dividends. For the fiscal year ended December 31, 2024, the Fund designates 65.10% of distributions from net investment income as a 163(j) interest dividend.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $23,611,514 or, if subsequently determined to be different, the net capital gain of such year.

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CVPSBI-NCSR 12.31.24

Calvert
VP SRI Mid Cap Portfolio
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
Calvert
VP SRI Mid Cap Portfolio
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Schedule of Investments

Common Stocks — 99.3%

Security	Shares	Value
Automobile Components — 2.7%
Dorman Products, Inc.(1)	5,249	$ 680,008
		$ 680,008
Banks — 2.8%
Commerce Bancshares, Inc.	6,110	$ 380,714
First Financial Bankshares, Inc.	8,922	321,638
		$ 702,352
Biotechnology — 1.6%
Neurocrine Biosciences, Inc.(1)	2,977	$ 406,360
		$406,360
Building Products — 3.4%
A.O. Smith Corp.	4,599	$313,698
AZEK Co., Inc.(1)	11,730	556,823
		$870,521
Capital Markets — 5.0%
LPL Financial Holdings, Inc.	1,464	$478,011
Tradeweb Markets, Inc., Class A	6,024	788,662
		$1,266,673
Chemicals — 1.7%
Quaker Chemical Corp.	3,047	$428,896
		$428,896
Commercial Services & Supplies — 3.9%
Copart, Inc.(1)	13,771	$790,318
Rentokil Initial PLC ADR	7,909	200,256
		$990,574
Communications Equipment — 3.0%
Motorola Solutions, Inc.	1,674	$773,773
		$773,773
Consumer Staples Distribution & Retail — 2.9%
Casey's General Stores, Inc.	448	$177,511
U.S. Foods Holding Corp.(1)	8,153	550,001
		$727,512
Containers & Packaging — 3.2%
AptarGroup, Inc.	4,396	$690,612
Avery Dennison Corp.	602	112,652
		$803,264
Security	Shares	Value
Distributors — 0.8%
LKQ Corp.	5,445	$ 200,104
		$ 200,104
Electric Utilities — 2.5%
Alliant Energy Corp.	10,831	$ 640,545
		$ 640,545
Electrical Equipment — 2.8%
AMETEK, Inc.	3,983	$ 717,976
		$ 717,976
Electronic Equipment, Instruments & Components — 3.0%
CDW Corp.	1,547	$269,240
TE Connectivity PLC	3,400	486,098
		$755,338
Ground Transportation — 1.5%
Landstar System, Inc.	2,262	$388,747
		$388,747
Health Care Equipment & Supplies — 5.0%
Cooper Cos., Inc.(1)	4,284	$393,828
IDEXX Laboratories, Inc.(1)	1,105	456,851
Teleflex, Inc.	2,409	428,754
		$1,279,433
Hotels, Restaurants & Leisure — 6.0%
Aramark	13,646	$509,132
Domino's Pizza, Inc.	562	235,905
Wyndham Hotels & Resorts, Inc.	7,710	777,091
		$1,522,128
Household Durables — 1.3%
NVR, Inc.(1)	41	$335,335
		$335,335
Household Products — 1.5%
Church & Dwight Co., Inc.	3,774	$395,175
		$395,175
Industrial REITs — 1.3%
Rexford Industrial Realty, Inc.	8,866	$342,760
		$342,760
Insurance — 8.8%
American Financial Group, Inc.	3,102	$424,757
Arch Capital Group Ltd.	3,757	346,959
Kinsale Capital Group, Inc.	681	316,753
Ryan Specialty Holdings, Inc.	4,780	306,685

1
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Schedule of Investments — continued

Security	Shares	Value
Insurance (continued)
W.R. Berkley Corp.	4,977	$ 291,254
White Mountains Insurance Group Ltd.	278	540,727
		$ 2,227,135
IT Services — 1.7%
VeriSign, Inc.(1)	2,111	$ 436,893
		$ 436,893
Life Sciences Tools & Services — 1.3%
Avantor, Inc.(1)	15,471	$ 325,974
		$325,974
Machinery — 5.5%
Donaldson Co., Inc.	3,871	$260,712
Graco, Inc.	5,089	428,952
Middleby Corp.(1)	3,004	406,891
Nordson Corp.	1,395	291,890
		$1,388,445
Multi-Utilities — 2.5%
CMS Energy Corp.	9,576	$638,240
		$638,240
Pharmaceuticals — 1.6%
Royalty Pharma PLC, Class A	15,492	$395,201
		$395,201
Professional Services — 2.5%
Dayforce, Inc.(1)(2)	4,521	$328,406
Verisk Analytics, Inc.	1,124	309,583
		$637,989
Residential REITs — 4.5%
Equity LifeStyle Properties, Inc.	10,198	$679,187
Mid-America Apartment Communities, Inc.	3,069	474,375
		$1,153,562
Semiconductors & Semiconductor Equipment — 3.2%
Entegris, Inc.	1,680	$166,421
Microchip Technology, Inc.	3,788	217,242
ON Semiconductor Corp.(1)	4,172	263,045
Teradyne, Inc.	1,319	166,088
		$812,796
Software — 1.8%
Tyler Technologies, Inc.(1)	817	$471,115
		$471,115
Security	Shares	Value
Specialized REITs — 1.7%
Lamar Advertising Co., Class A	3,607	$ 439,116
		$ 439,116
Specialty Retail — 4.6%
Burlington Stores, Inc.(1)	1,652	$ 470,919
O'Reilly Automotive, Inc.(1)	591	700,808
		$ 1,171,727
Trading Companies & Distributors — 3.7%
Core & Main, Inc., Class A(1)	12,774	$ 650,323
United Rentals, Inc.	415	292,343
		$942,666
Total Common Stocks (identified cost $20,627,110)		$25,268,333

Short-Term Investments — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(3)	229,391	$ 229,391
Total Short-Term Investments (identified cost $229,391)		$ 229,391
Total Investments — 100.2% (identified cost $20,856,501)		$25,497,724
Other Assets, Less Liabilities — (0.2)%		$ (57,709)
Net Assets — 100.0%		$25,440,015

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $7,627.
(3)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of December 31, 2024.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

2
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $20,627,110) - including $7,627 of securities on loan	$25,268,333
Investments in securities of affiliated issuers, at value (identified cost $229,391)	229,391
Receivable for capital shares sold	11,614
Dividends receivable	11,917
Dividends receivable - affiliated	2,812
Securities lending income receivable	53
Receivable from affiliates	8,860
Directors' deferred compensation plan	9,621
Total assets	$25,542,601
Liabilities
Payable for capital shares redeemed	$25,671
Payable to affiliates:
Investment advisory fee	14,458
Administrative fee	2,687
Sub-transfer agency fee	121
Directors' deferred compensation plan	9,621
Payable for professional fees	39,397
Accrued expenses	10,631
Total liabilities	$102,586
Net Assets	$25,440,015
Sources of Net Assets
Paid-in capital	$19,319,214
Distributable earnings	6,120,801
Net Assets	$25,440,015

Net Assets	$25,440,015
Shares Outstanding	915,681
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$27.78
3
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income	$316,912
Dividend income - affiliated issuers	32,273
Securities lending income, net	1,011
Total investment income	$350,196
Expenses
Investment advisory fee	$167,418
Administrative fee	30,908
Directors' fees and expenses	1,586
Custodian fees	1,524
Transfer agency fees and expenses	14,310
Accounting fees	8,768
Professional fees	45,604
Reports to shareholders	6,340
Miscellaneous	6,313
Total expenses	$282,771
Waiver and/or reimbursement of expenses by affiliates	$(27,809)
Net expenses	$254,962
Net investment income	$95,234
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$1,363,318
Net realized gain	$1,363,318
Change in unrealized appreciation (depreciation):
Investment securities	$1,036,219
Net change in unrealized appreciation (depreciation)	$1,036,219
Net realized and unrealized gain	$2,399,537
Net increase in net assets from operations	$2,494,771
4
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$95,234	$54,738
Net realized gain	1,363,318	259,631
Net change in unrealized appreciation (depreciation)	1,036,219	2,527,732
Net increase in net assets from operations	$2,494,771	$2,842,101
Distributions to shareholders	$(274,217)	$(48,109)
Net decrease in net assets from capital share transactions	$(2,617,360)	$(3,035,191)
Net decrease in net assets	$(396,806)	$(241,199)
Net Assets
At beginning of year	$25,836,821	$26,078,020
At end of year	$25,440,015	$25,836,821
5
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Financial Highlights

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$25.47	$22.86	$37.47	$34.10	$32.89
Income (Loss) From Operations
Net investment income (loss)(1)	$0.10	$0.05	$0.07	$(0.03)	$0.08
Net realized and unrealized gain (loss)	2.50	2.61	(8.03)	5.07	3.63
Total income (loss) from operations	$2.60	$2.66	$(7.96)	$5.04	$3.71
Less Distributions
From net investment income	$(0.03)	$(0.05)	$ —	$(0.07)	$(0.14)
From net realized gain	(0.26)	—	(6.65)	(1.60)	(2.36)
Total distributions	$(0.29)	$(0.05)	$(6.65)	$(1.67)	$(2.50)
Net asset value — End of year	$27.78	$25.47	$22.86	$37.47	$34.10
Total Return(2)	10.22%	11.64%	(19.49)%	15.03%	12.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$25,440	$25,837	$26,078	$36,972	$35,873
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.10%	1.04%	1.03%	0.96%	0.99%
Net expenses	0.99%(4)	0.99%(4)	0.99%(4)	0.96%	0.99%
Net investment income (loss)	0.37%	0.21%	0.24%	(0.09)%	0.26%
Portfolio Turnover	33%	31%	91%	74%	82%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
7

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,268,333(1)	$ —	$ —	$25,268,333
Short-Term Investments	229,391	—	—	229,391
Total Investments	$25,497,724	$ —	$ —	$25,497,724

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
D  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
E  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
F  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
G  Segment Reporting— During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, the investment advisory fee amounted to $167,418.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment advisory fee paid was reduced by $930 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the year ended December 31, 2024, CRM waived and/or reimbursed expenses of $26,879.
8

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Notes to Financial Statements — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the year ended December 31, 2024, CRM was paid administrative fees of $30,908.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $346 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2024, expenses incurred under the Servicing Plan amounted to $13,492 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,240,579 and $10,984,264, respectively.
5  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$30,942	$48,109
Long-term capital gains	$243,275	$ —
9

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Notes to Financial Statements — continued

As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$93,895
Undistributed long-term capital gains	1,367,383
Net unrealized appreciation	4,659,523
Distributable earnings	$6,120,801
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$20,838,201
Gross unrealized appreciation	$5,573,637
Gross unrealized depreciation	(914,114)
Net unrealized appreciation	$4,659,523
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At December 31, 2024, the total value of securities on loan was $7,627 and the total value of collateral received was $7,796, comprised of U.S. government and/or agencies securities.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2024.
10

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Notes to Financial Statements — continued

8  Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $229,391, which represents 0.9% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$252,706	$5,993,161	$(6,016,476)	$ —	$ —	$229,391	$32,273	229,391
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 1,000,000,000 common shares, $0.01 par value.
Transactions in capital shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	51,298	$1,385,886	34,380	$822,053
Reinvestment of distributions	9,811	274,217	2,064	48,109
Shares redeemed	(159,845)	(4,277,463)	(162,830)	(3,905,353)
Net decrease	(98,736)	$(2,617,360)	(126,386)	$(3,035,191)
At December 31, 2024, separate accounts of four insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 85.3%.
11

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Series, Inc. and Shareholders of Calvert VP SRI Mid Cap Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert VP SRI Mid Cap Portfolio (the “Fund”) (one of the funds constituting Calvert Variable Series, Inc.), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2020 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 18, 2025
We have served as the auditor of one or more Calvert investment companies since 2021.
12

Calvert
VP SRI Mid Cap Portfolio
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2024, the Fund designates approximately $203,896, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2024 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $1,367,444 or, if subsequently determined to be different, the net capital gain of such year.
13

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CVPSMC-NCSR 12.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR/A.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	April 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	April 23, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	April 23, 2025